Statements of Net Assets Available for Benefits - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 154
Assets
Investments at fair value	$ 145,491,699	$ 130,639,630
Plan's Interest in Master Trust	29,625,703	29,163,338
Total investments	175,117,402	159,802,968
Receivables:
Employer contributions	42,521	51,990
Notes receivable from participants	3,059,601	2,675,210
Total receivables	3,102,122	2,727,200
Net assets available for benefits	178,219,524	162,530,168
EBP 170
Assets
Investments at fair value	1,722,095,678	1,518,575,810
Plan's Interest in Master Trust	282,008,750	273,390,578
Total investments	2,004,104,428	1,791,966,388
Receivables:
Employer contributions	20,814,244	4,306,901
Notes receivable from participants	15,680,103	15,119,329
Total receivables	36,494,347	19,426,230
Net assets available for benefits	$ 2,040,598,775	$ 1,811,392,618